Investment Objectives and Goals	Mar. 01, 2026
Dana Large Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY DANA LARGE CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dana Large Cap Equity Fund (the “Fund”) is long-term growth of capital.
Dana Epiphany Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY DANA EPIPHANY SMALL CAP EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dana Epiphany Small Cap Equity Fund (the “Fund”) is long-term growth of capital.
Dana Epiphany Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY DANA EPIPHANY EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dana Epiphany Equity Fund (the “Fund”) is long-term growth of capital.